Document and Entity Information	May 19, 2017
Prospectus:
Document Type	497
Document Period End Date	May 19, 2017
Registrant Name	NEUBERGER BERMAN EQUITY FUNDS
Central Index Key	0000044402
Amendment Flag	false
Document Creation Date	May 19, 2017
Document Effective Date	May 19, 2017
Prospectus Date	Dec. 12, 2016